Revenue - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	$ 7,579	$ 6,525	$ 13,879	$ 11,815	[1]
Total Revenues	8,045	7,003	14,818	12,788	[1]
Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	(32)	(24)	(61)	(41)
Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	7,579	6,525	13,879	11,815
Total Revenues	7,602	6,554	13,929	11,880
Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	3,312	2,766	5,891	5,006
Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	799	650	1,481	1,152
Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	2,889	2,598	5,384	4,723
Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	1,218	1,136	2,404	2,137
Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(639)	(625)	(1,281)	(1,203)
Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	498	502	1,000	1,014
Financial Services [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues		(24)		(41)
EMEA [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	4,370	3,725	8,023	6,724
EMEA [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	(31)	(30)	(65)	(59)
EMEA [Member] | Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	4,323	3,671	7,924	6,624
EMEA [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	1,399	1,126	2,397	1,922
EMEA [Member] | Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	157	130	309	227
EMEA [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	2,452	2,126	4,583	3,923
EMEA [Member] | Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	855	826	1,724	1,582
EMEA [Member] | Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(540)	(537)	(1,089)	(1,030)
EMEA [Member] | Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	78	84	164	159
NAFTA [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	1,822	1,584	3,249	2,936
NAFTA [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	(4)	2	(7)	4
NAFTA [Member] | Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	1,496	1,251	2,605	2,252
NAFTA [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	1,077	890	1,848	1,610
NAFTA [Member] | Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	403	346	725	613
NAFTA [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	2	3	6	9
NAFTA [Member] | Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	36	30	72	60
NAFTA [Member] | Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(22)	(18)	(46)	(40)
NAFTA [Member] | Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	330	331	651	680
LATAM [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	749	701	1,432	1,369
LATAM [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	4	4	12	14
LATAM [Member] | Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	680	632	1,286	1,224
LATAM [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	353	349	709	715
LATAM [Member] | Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	93	69	169	123
LATAM [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	226	202	388	364
LATAM [Member] | Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	62	67	126	125
LATAM [Member] | Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(54)	(55)	(106)	(103)
LATAM [Member] | Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	65	65	134	131
APAC [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	1,104	993	2,114	1,759
APAC [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	(1)		(1)
APAC [Member] | Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	1,080	971	2,064	1,715
APAC [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	483	401	937	759
APAC [Member] | Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	146	105	278	189
APAC [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	209	267	407	427
APAC [Member] | Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	265	213	482	370
APAC [Member] | Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(23)	(15)	(40)	(30)
APAC [Member] | Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	$ 25	$ 22	$ 51	$ 44

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).